OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of intangible assets [text block] [Abstract]
Disclosure of detailed information about intangible assets [text block]
	The Group						The Bank
	Brands £m	Core deposit intangibles £m	Purchased credit card relation- ships £m	Customer related intangibles £m	Capitalised software enhance- ments £m	Total £m	Capitalised software enhance- ments £m
Cost:
At 1 January 2017	596	2,770	315	471	1,881	6,033	1,583
Acquisition of businesses	–	–	702	–	–	702	–
Additions	–	–	–	–	804	804	749
Disposals	–	–	–	–	(24)	(24)	(1)
At 31 December 2017	596	2,770	1,017	471	2,661	7,515	2,331
Transfers in	–	–	–	–	324	324	–
Additions	–	–	–	–	1,020	1,020	977
Disposals and write-offs	–	–	(15)	–	(52)	(67)	(2)
Disposal of business	(12)	–	–	(421)	(46)	(479)	–
At 31 December 2018	584	2,770	1,002	50	3,907	8,313	3,306
Accumulated amortisation:
At 1 January 2017	171	2,757	311	433	841	4,513	690
Charge for the year	22	13	44	19	255	353	226
Disposals	–	–	–	–	(17)	(17)	–
At 31 December 2017	193	2,770	355	452	1,079	4,849	916
Transfers in	–	–	–	–	117	117	–
Charge for the year (note 9)	23	–	71	12	394	500	328
Disposals and write-offs	–	–	(15)	–	(34)	(49)	–
Disposal of business	(12)	–	–	(414)	–	(426)	–
At 31 December 2018	204	2,770	411	50	1,556	4,991	1,244
Balance sheet amount at 31 December 2018	380	–	591	–	2,351	3,322	2,062
Balance sheet amount at 31 December 2017	403	–	662	19	1,582	2,666	1,415